Subsequent Event	12 Months Ended
Dec. 31, 2016
Subsequent Event [Abstract]
SUBSEQUENT EVENT
NOTE 17:-	SUBSEQUENT EVENT

On January 10, 2017 the Company had signed a master purchase agreement (“MPA”) with Amazon Inc. for a five years period beginning on May 1, 2016. Under the MPA the Company had Granted Amazon with 2,932,176 warrants to purchase ordinary shares of the Company in exercise price of $13.03. The Warrant are subject to vesting as a function of payments for purchased products and services of up to $150,000 over a five years period with the shares vesting incrementally each time Amazon makes a payment totaling $5,000 to the Company.

On January 31, 2017 the Company closed a follow on and secondary offering where by 8,625,000 ordinary shares were sold in the transaction to the public, 2,300,000 were sold by the Company and 6,325,000 were sold by the Selling Shareholders (inclusive of 1,125,000 ordinary shares pursuant to the full exercise of an overallotment option granted to the underwriters). The gross proceeds received by the Company from the offering were $36,053, net of underwriting discounts and commissions, Offering expenses to be paid by the Company are were $951.